Finance Lease Liabilities (Details) - Schedule of Minimum Lease Payments Under Finance Lease Agreements - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Schedule of Minimum Lease Payments Under Finance Lease Agreements [Abstract]
Within 1 year	$ 212,173	$ 423,514
After 1 year but within 5 years	248,490	253,448
Less: Finance charges	(30,533)	(45,276)
Present value of finance lease liabilities, net	$ 430,130	$ 631,686